Revenue from Contracts with Customers: Airports law and regulations (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue:
Commercial services	$ 4,265,669	$ 4,121,709	$ 3,645,797
Construction services	1,236,194	935,774	1,844,216
Revenue	16,821,639	15,410,241	12,589,818
Regulated services:
Revenue:
Revenue	9,890,230	9,222,535	6,743,831
Regulated services: | Passenger fees
Revenue:
Revenue	7,005,018	6,547,645	4,908,716
Regulated services: | Landing fees
Revenue:
Revenue	1,148,747	1,047,687	593,557
Regulated services: | Platform
Revenue:
Revenue	405,814	413,129	329,835
Regulated services: | Security services
Revenue:
Revenue	102,216	91,996	72,312
Regulated services: | Baggage inspection fees
Revenue:
Revenue	296,143	268,940	223,847
Regulated services: | Passenger walkway
Revenue:
Revenue	575,464	509,440	300,847
Regulated services: | Passengers documentaton counters
Revenue:
Revenue	16,821	18,152	15,650
Regulated services: | Other airport services
Revenue:
Revenue	340,007	325,546	299,067
Non regulated services:
Revenue:
Revenue	1,429,546	1,130,223	355,974
Revenue	5,695,215	5,251,932	4,001,771
Non regulated services: | Retail stores
Revenue:
Revenue	895,591	621,850
Non regulated services: | Access fees on nonpermanent ground transportation
Revenue:
Revenue	63,159	57,885	47,756
Non regulated services: | Car parking and related access fees
Revenue:
Revenue	319,200	298,536	183,977
Non regulated services: | Other airport services
Revenue:
Revenue	$ 151,596	$ 151,952	$ 124,241